Consolidated statement of cash flows (Parenthetical) - RUB (₽) ₽ in Millions	Dec. 31, 2017	Dec. 31, 2016
Consolidated statement of cash flows
Cash and cash equivalents classified as part of assets held for sale	₽ 29	₽ 24